Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000004007 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004007 | Top10HoldingPeople's Republic of ChinaBNY-BVBHMF5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004007 | Top10HoldingGovernment of Japan Treasury BillsBNY-BVPDM15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004007 | Top10HoldingUnited Kingdom GiltBNY-BVP9978
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004007 | Top10HoldingRepublic of SingaporeBNY-BD1RC15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004007 | Top10HoldingItaly Buoni Poliennali Del TesoroBNY-BSNNZ95
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004007 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004007 | Top10HoldingDeutsche BundesrepublikBNY-BLM7VX5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004007 | Top10HoldingGovernment of MalaysiaBNY-BYZ0DL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004007 | Top10HoldingGovernment of CanadaBNY-BPP4M94
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004007 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000004007 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000004007 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000004007 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004007 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004007 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004007 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004007 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004007 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004007 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004008 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004008 | Top10HoldingPeople's Republic of ChinaBNY-BVBHMF5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004008 | Top10HoldingGovernment of Japan Treasury BillsBNY-BVPDM15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004008 | Top10HoldingUnited Kingdom GiltBNY-BVP9978
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004008 | Top10HoldingRepublic of SingaporeBNY-BD1RC15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004008 | Top10HoldingItaly Buoni Poliennali Del TesoroBNY-BSNNZ95
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004008 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004008 | Top10HoldingDeutsche BundesrepublikBNY-BLM7VX5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004008 | Top10HoldingGovernment of MalaysiaBNY-BYZ0DL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004008 | Top10HoldingGovernment of CanadaBNY-BPP4M94
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004008 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000004008 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000004008 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000004008 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004008 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004008 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004008 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004008 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004008 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004008 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159126 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159126 | Top10HoldingPeople's Republic of ChinaBNY-BVBHMF5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159126 | Top10HoldingGovernment of Japan Treasury BillsBNY-BVPDM15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159126 | Top10HoldingUnited Kingdom GiltBNY-BVP9978
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159126 | Top10HoldingRepublic of SingaporeBNY-BD1RC15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159126 | Top10HoldingItaly Buoni Poliennali Del TesoroBNY-BSNNZ95
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159126 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159126 | Top10HoldingDeutsche BundesrepublikBNY-BLM7VX5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159126 | Top10HoldingGovernment of MalaysiaBNY-BYZ0DL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159126 | Top10HoldingGovernment of CanadaBNY-BPP4M94
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159126 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000159126 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159126 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000159126 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159126 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159126 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159126 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159126 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159126 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159126 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219335 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219335 | Top10HoldingPeople's Republic of ChinaBNY-BVBHMF5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219335 | Top10HoldingGovernment of Japan Treasury BillsBNY-BVPDM15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219335 | Top10HoldingUnited Kingdom GiltBNY-BVP9978
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219335 | Top10HoldingRepublic of SingaporeBNY-BD1RC15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219335 | Top10HoldingItaly Buoni Poliennali Del TesoroBNY-BSNNZ95
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219335 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219335 | Top10HoldingDeutsche BundesrepublikBNY-BLM7VX5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219335 | Top10HoldingGovernment of MalaysiaBNY-BYZ0DL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219335 | Top10HoldingGovernment of CanadaBNY-BPP4M94
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219335 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000219335 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000219335 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219335 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219335 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219335 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219335 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219335 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219335 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219335 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%